PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	2014	2015
	RMB	RMB
Rental and other deposits	1,167	1,411
Prepayments for rental and others	11,291	14,455
Employee advances	2,668	4,059
Payments made on behalf of customers	324,812	421,415
Prepaid insurance premium	973	1,093
Interest income receivable	72,241	52,725
Unutilized input/prepaid value-added tax	14,000	—
Others	1,280	1,557

Total	428,432	496,715

Schedule of movement of allowance for payments made on behalf of customers
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of period	6,079	3,632	958
Additions	1,313	—	1,723
Reversals	—	(676)	—
Write-offs	(3,760)	(1,998)	(1,825)

Balance at end of period	3,632	958	856